Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended															12 Months Ended			36 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Disclosure Of Dividends [Line Items]
Total Amount																₱ 25,338	₱ 17,776	₱ 16,695
Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Total Amount	₱ 12,747		₱ 12,761
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date				Nov. 03, 2022	Aug. 04, 2022	May 05, 2022	Jan. 25, 2022	Nov. 04, 2021	Aug. 05, 2021	May 06, 2021	Jan. 26, 2021	Nov. 05, 2020	Aug. 06, 2020	May 07, 2020	Jan. 28, 2020
Record Date				Nov. 18, 2022	Aug. 19, 2022	May 20, 2022	Feb. 21, 2022	Nov. 19, 2021	Aug. 20, 2021	May 21, 2021	Feb. 22, 2021	Nov. 19, 2020	Aug. 20, 2020	May 21, 2020	Feb. 24, 2020
Payable Date				Dec. 15, 2022	Sep. 15, 2022	Jun. 15, 2022	Mar. 15, 2022	Dec. 15, 2021	Sep. 15, 2021	Jun. 15, 2021	Mar. 15, 2021	Dec. 15, 2020	Sep. 15, 2020	Jun. 15, 2020	Mar. 15, 2020
Total Amount				₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	49	49	49
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date			Jan. 31, 2023
Record Date			Feb. 27, 2023
Payable Date			Mar. 15, 2023
Total Amount			₱ 12
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date				Dec. 15, 2022	Aug. 24, 2022	Jun. 14, 2022	Mar. 03, 2022	Dec. 07, 2021	Aug. 26, 2021	Jun. 08, 2021	Mar. 04, 2021	Dec. 03, 2020	Sep. 29, 2020	Jun. 09, 2020	Mar. 05, 2020
Record Date				Dec. 29, 2022	Sep. 15, 2022	Jun. 30, 2022	Mar. 23, 2022	Dec. 23, 2021	Sep. 13, 2021	Jun. 24, 2021	Mar. 24, 2021	Dec. 18, 2020	Oct. 13, 2020	Jun. 24, 2020	Mar. 25, 2020
Payable Date				Jan. 15, 2023	Oct. 15, 2022	Jul. 15, 2022	Apr. 15, 2022	Jan. 15, 2022	Oct. 15, 2021	Jul. 15, 2021	Apr. 15, 2021	Jan. 15, 2021	Oct. 15, 2020	Jul. 15, 2020	Apr. 15, 2020
Total Amount				₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	10	10	10
Voting Preferred Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date			Mar. 02, 2023
Record Date			Mar. 17, 2023
Payable Date			Apr. 15, 2023
Total Amount			₱ 2
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date					Aug. 04, 2022	Aug. 04, 2022	Mar. 03, 2022			Aug. 05, 2021	Mar. 04, 2021			Aug. 06, 2020	Mar. 05, 2020
Record Date					Aug. 18, 2022	Aug. 18, 2022	Mar. 17, 2022			Aug. 19, 2021	Mar. 18, 2021			Aug. 20, 2020	Mar. 19, 2020
Payable Date					Sep. 05, 2022	Sep. 05, 2022	Apr. 04, 2022			Sep. 03, 2021	Apr. 06, 2021			Sep. 04, 2020	Apr. 03, 2020
Per Share Amount					₱ 28.00	₱ 47.00	₱ 42.00			₱ 42.00	₱ 40.00			₱ 38.00	₱ 39.00
Total Amount					₱ 6,049	₱ 10,155	₱ 9,075			₱ 9,075	₱ 8,642			₱ 8,210	₱ 8,426	₱ 25,279	₱ 17,717	₱ 16,636
Common Stock [Member] | Events After Reporting Period [member]
Disclosure Of Dividends [Line Items]
Approved Date		Mar. 23, 2023	Mar. 23, 2023
Record Date		Apr. 11, 2023	Apr. 11, 2023
Payable Date			Apr. 21, 2023																Apr. 21, 2023
Per Share Amount		₱ 14	₱ 45
Total Amount		₱ 3,025	₱ 9,722
Series JJ Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date																		Apr. 08, 2020
Record Date																		Feb. 11, 2020
Payable Date																		May 12, 2020